RETIREMENT PLAN BENEFITS - Fair Value of Each Class of Plan Assets by Level within the Fair Value Hierarchy (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan asset	$ 505	$ 470
Trust for Benefit of Employees
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan asset	350	331
Trust for Benefit of Employees | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan asset	0	0
Trust for Benefit of Employees | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan asset	350	331
Trust for Benefit of Employees | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan asset	0	0
U.S. Treasury Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan asset	7	1
U.S. Treasury Securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan asset	7	1
U.S. Treasury Securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan asset	0	0
U.S. Treasury Securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan asset	0	0
U.S. corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan asset	147	137
U.S. corporate debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan asset	0	0
U.S. corporate debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan asset	147	137
U.S. corporate debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan asset	0	0
Defined Benefit Plan, Gross Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan asset	504	469
Defined Benefit Plan, Gross Assets [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan asset	7	1
Defined Benefit Plan, Gross Assets [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan asset	497	468
Defined Benefit Plan, Gross Assets [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan asset	0	0
Pension Plan Payable, Net of Accrued Interest and Dividends [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan asset	$ 1	$ 1